Other operating income (expenses), net - Additional Information (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates	[1]	$ 86,026	$ 1,048,924	$ (12,065)
Guajira Association Contract [Member]
Disclosure of associates [line items]
Percentage of interest acquired		43.00%
Gases de la Guajira S.A. E.S.P.
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates		$ 1,284,372
Hocol petroleum limited
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates		86,026
Bioenergy S.A.S. and Bioenergy Zona Franca S.A.S
Disclosure of associates [line items]
Gain (Loss) on Disposal of Oil and Gas Assets		65,570
Ecopetrol Germany Gmbh
Disclosure of associates [line items]
Gain (Loss) on Disposal of Oil and Gas Assets		$ 125

[1]	Results in the acquisition of La Guajira: Ecopetrol COP$1,284,372 and Hocol COP$86,026. For Ecopetrol it corresponds to the revaluation of the assets that it already had in the Guajira association and for Hocol it corresponds to the Bargain obtained from the acquisition of the 43% stake. (Note 12 - Business combinations).